UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04244

SOUND SHORE FUND, INC.
Three Canal Plaza, Suite 600
Portland, Maine 04101

T. Gibbs Kane, Jr., President
8 Sound Shore Drive
Greenwich, Connecticut 06830

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 – March 31, 2018

Item 1.  Schedule of Investments.

SOUND SHORE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

	Share Amount	Value

Common Stock (94.9%) (a)
Consumer Discretionary (4.8%)
CBS Corp., Class B	1,098,750	$56,464,762
The Goodyear Tire & Rubber Co.	1,590,700	42,280,806
		98,745,568
Consumer Staples (2.2%)
Walmart, Inc.	504,300	44,867,571

Energy (9.7%)
Antero Resources Corp. (b)	3,682,900	73,105,565
BP PLC, ADR	1,490,750	60,435,005
Total SA, ADR	1,144,450	66,023,320
		199,563,890
Financials (27.0%)
American International Group, Inc.	1,130,650	61,529,973
Aon PLC	398,600	55,935,538
Bank of America Corp.	2,472,850	74,160,771
Berkshire Hathaway, Inc., Class B (b)	312,300	62,297,604
Capital One Financial Corp.	687,700	65,895,414
Chubb, Ltd.	452,150	61,840,556
Citigroup, Inc.	1,134,200	76,558,500
Marsh & McLennan Cos., Inc.	526,950	43,520,800
MetLife, Inc.	1,185,000	54,379,650
		556,118,806
Health Care (9.3%)
Merck & Co., Inc.	1,474,500	80,316,015
Pfizer, Inc.	1,824,950	64,767,476
Thermo Fisher Scientific, Inc.	226,700	46,804,482
		191,887,973
Industrials (7.6%)
Delta Air Lines, Inc.	1,032,600	56,596,806
Fluor Corp.	916,000	52,413,520
Pentair PLC	695,750	47,401,448
		156,411,774

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
MARCH 31, 2018

	Share Amount	Value
Information Technology (25.2%)
Alphabet, Inc., Class A (b)	46,025	$47,734,368
Applied Materials, Inc.	800,700	44,526,927
First Data Corp., Class A (b)	4,104,600	65,673,600
Flex, Ltd. (b)	3,290,700	53,737,131
Intel Corp.	916,500	47,731,320
Keysight Technologies, Inc. (b)	990,800	51,908,012
Micron Technology, Inc. (b)	780,650	40,703,091
Microsoft Corp.	589,750	53,826,482
Oracle Corp.	1,239,850	56,723,138
Sabre Corp.	2,589,450	55,543,703
		518,107,772
Materials (5.0%)
Freeport-McMoRan, Inc. (b)	2,362,150	41,502,975
International Paper Co.	1,152,550	61,580,747
		103,083,722
Telecommunication Services (2.3%)
Vodafone Group PLC, ADR	1,709,200	47,549,944

Utilities (1.8%)
Exelon Corp.	941,050	36,710,361
Total Common Stock (94.9%) (cost $1,495,753,366)		1,953,047,381

Short-Term Investments (4.6%)
Money Market Fund (4.6%)
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 1.58% (c)	95,133,643	95,133,643
Total Short-Term Investments (4.6%) (cost $95,133,643)		95,133,643

Investments, at value (99.5%) (cost $1,590,887,009)		$2,048,181,024
Other Assets Less Liabilities (0.5%)		9,560,916
Net Assets (100.0%)		$2,057,741,940

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Concluded)
MARCH 31, 2018

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	Percentage disclosed reflects the money market fund’s institutional class shares 7-day yield as of March 31, 2018.
ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

1. Organization

Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”). The investment objective of the Fund is growth of capital. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification 946 — Financial Services — Investment Companies.

The total number of shares of common stock which the Fund is authorized to issue is 200,000,000, par value $0.001 per share of which 100,000,000 shares are designated to the Investor Class and 100,000,000 shares are designated to the Institutional Class. The Board of Directors (the “Board”) may, without shareholder approval, classify or reclassify any unissued shares into other classes or series of shares.

Each share of the Fund has equal dividend, distribution, liquidation and voting rights (except as to matters relating exclusively to one class of shares), and fractional shares have those rights proportionately.

2. Significant Accounting Policies

This schedule of investments is prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

The following represents the significant accounting policies of the Fund:

a. Security Valuation
Exchange-traded securities including those traded on the National Association of Securities Dealers’ Automated Quotation system (“NASDAQ”), are valued at the last quoted sale price or official closing price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange-traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Investments in other open-end regulated investment companies are valued at their publicly traded net asset value (“NAV”).

The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of Sound Shore Management, Inc. (the "Adviser"), the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair

SOUND SHORE FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
MARCH 31, 2018

value price of a security may differ from the security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a NAV different from one determined by using market quotations.

Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:

Level 1 -quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities (including exchange-traded securities and other open-end regulated investment companies) are generally categorized  as Level 1 securities in the fair value hierarchy. Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of March 31, 2018:

Security Type	Level 1	Level 2	Level 3	Total Investments in Securities
Common Stock	$1,953,047,381	$–	$–	$1,953,047,381
Short-Term Investments	95,133,643	–	–	95,133,643
Total Investments	$2,048,181,024	$–	$–	$2,048,181,024

At March 31, 2018, all equity securities and open-end regulated investment companies were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by sector/industry type.

The Fund’s policy is to disclose transfers between Levels based on valuations at the end of the reporting period. There were no transfers between Levels as of March 31, 2018, based on the valuation input Levels on December 31, 2017.

b. Security Transactions
Security transactions are recorded on a trade date basis.

SOUND SHORE FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Concluded)
MARCH 31, 2018

3. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. The expense limitation agreement between the Adviser and the Fund has been extended and will remain in effect until at least May 1, 2019.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective as of a date within 90 days of the filing date of this report (the "Evaluation Date") based on their evaluation of the registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOUND SHORE FUND, INC.

By	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date	5/9/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date	5/9/18

By	/s/ Charles S. Todd
Charles S. Todd, Treasurer

Date	5/9/18